Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Summary Of Future Minimum Commitments

As of December 31, 2024, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

(in thousands)
2025	$217,281
2026	271,083
2027	289,638
2028	209,692
2029	89,909
Thereafter	5,139
Total	$1,082,742